Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 Plan	Dec. 31, 2012	Dec. 31, 2011
Group Concentration of Risk [Line Items]
Maturity period of instruments classified as cash and cash equivalent	90 days
Investment and Mortgage-Backed Securities [Abstract]
Other than temporary impairment charges	$ 0	$ 0
Federal Home Loan Bank Stock [Abstract]
Impairment charges	0	0
Past due period of principal or interest payment	90 days
Allowance for Loan Losses [Abstract]
Threshold amount of loans to be evaluated annually, minimum	500,000
Property, Plant and Equipment [Line Items]
Income tax penalties and interest accrued on uncertain tax positions		$ 0	$ 0
Share-Based Compensation [Abstract]
Number of share based plans	3
Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives of related assets (in years)	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives of related assets (in years)	39 years
Two investors purchasing loans [Member]
Group Concentration of Risk [Line Items]
Number of investors accounting for significant amount of loan purchases	2
Percentage of all loans sold, from mortgage loans held for sale (in hundredths)	71.00%
Gains on loans sold by the Bank, to two investors (in hundredths)	74.00%